Trade receivables - Summary of ECL Allowance for Trade Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade receivables
Opening loss allowance	¥ (985,725)
Closing loss allowance	(388,504)	¥ (985,725)
Trade receivables | Loss allowances
Trade receivables
Opening loss allowance	60,513
Closing loss allowance	63,865	60,513
Trade receivables | Loss allowances | Aggregate continuing and discontinued operations [member]
Trade receivables
Opening loss allowance	60,513	22,252
Arising from business combination		105
Provision for loss allowance, net	10,341	38,156
Disposal of subsidiaries	(1,717)
Closing loss allowance	69,137	¥ 60,513
Trade receivables | Loss allowances | Included in assets classified as held for sale
Trade receivables
Closing loss allowance	¥ 5,272